Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Number of shares acquired in a privately negotiated transaction		4,000,000
Treasury Stock Acquired Cost per Share Privately Negotiated Transaction		$ 25.50
Retained Earnings
Cash dividends declared on common shares, per share	$ 0.6862	$ 1.4929	$ 1.2845
Serial Preferred Stock
Preference Shares authorized	20,000,000
Preference Shares issued	0
Preferred Shares outstanding	0
Voting Preferred Stock
Preference Shares authorized	5,000,000
Preference Shares issued	0